SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Unit_Segment shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Significant Accounting Policies [Line Items]
Rent expenses	$ 9.6	$ 7.7	$ 6.3
Number of operating segments | Unit_Segment	1
Goodwill impairment losses	$ 0.0	0.0
Deferred revenue	2,000.3	1,907.7
Revenue expected to be recognized from remaining performance obligations	2,516.1	2,249.0
Revenue expected to be recognized from remaining performance obligations, 2019	1,604.1
Provision for estimated sales returns, rebates, stock rotations, and other customer rights	$ 13.6	10.2
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	6.00%
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 12.5	7.6	4.6
Derivative, net gain (loss)	$ 5.3	$ 18.6	$ 24.4
Anti-dilutive shares excluded from computation of earnings per share amount | shares	90,092	1,319,235	1,817,644
Other Long Term Assets
Significant Accounting Policies [Line Items]
Deferred commission	$ 41.5	$ 37.3
Amortisation of contracted capitalised costs	15.3	10.6	$ 10.4
Security Subscriptions and Software Updates and Maintenance
Significant Accounting Policies [Line Items]
Deferred revenue	1,413.8	1,363.4
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	253.6	241.7
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	359.4	207.5
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ (5.6)	$ (6.2)	$ (19.5)
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	1 year
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years